                      MORGAN STANLEY UNIVERSAL FUNDS, INC.

--------------------------------------------------------------------------------

                            MID CAP VALUE PORTFOLIO

                                 ANNUAL REPORT
                               DECEMBER 31, 1998

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                            MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                              INVESTMENT OVERVIEW
COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1998)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Materials               6.3%
Capital Goods                 1.7%
Communication Services        2.2%
Consumer Cyclicals           10.2%
Consumer Staples             14.8%
Energy                        0.8%
Financial                    20.0%
Health Care                   8.1%
Technology                   19.3%
Transportation                1.5%
Utilities                     6.3%
Other                         8.8%
                              100%

TOP FIVE HOLDINGS
                                                         PERCENT OF
SECURITY                                INDUSTRY         NET ASSETS
-----------------------------------  ---------------  ----------------
Southdown, Inc.                      Basic Materials              3.1%
Seagate Technology, Inc.               Technology                 3.0%
3Com Corp.                             Technology                 2.5%
Allmerica Financial Corp.               Financial                 2.3%
Valassis Communications, Inc.           Consumer                  2.3%
                                         Staples

TOP FIVE SECTORS
                                        VALUE        PERCENT OF
INDUSTRY                                (000)        NET ASSETS
-----------------------------------     ------      ------------
Financial                            $      6,286          20.0%
Technology                                  6,054          19.3%
Consumer Staples                            4,630          14.8%
Consumer Cyclicals                          3,193          10.2%
Health Care                                 2,530           8.1%

PERFORMANCE COMPARED TO THE S&P MID CAP 400 INDEX(1)
------------------------------------      TOTAL RETURNS(2)
                                     --------------------------
                                                     AVERAGE
                                                      ANNUAL
                                         ONE          SINCE
                                        YEAR       INCEPTION(3)
                                     -----------   ------------
PORTFOLIO..........................       15.85%         27.86%
INDEX..............................       19.12%         26.45%

1. The S&P Mid Cap 400 Index is a value weighted index of companies that generally have market values between $500 million and $6 billion, depending upon current equity market valuations, and represent a broad range of industry segments within the U.S. economy.
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.
3. Commenced operations on January 2, 1997.
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
COMPARISON OF THE CHANGE IN VALUE OF A
$10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               MID CAP VALUE PORTFOLIO   S&P MID CAP 400 INDEX(1)
1/2/97*                                        $10,000                     $10,000
12/31/97                                       $14,093                     $13,405
12/31/98                                       $16,327                     $15,968
* Commencement of operations

In accordance with SEC regulations,
Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

CERTAIN INFORMATION APPEARING IN THIS INVESTMENT OVERVIEW IS UNAUDITED. ACCORDINGLY, THE REPORT OF INDEPENDENT ACCOUNTANTS APPEARING ELSEWHERE IN THIS REPORT DOES NOT EXTEND TO THIS INFORMATION. THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED. THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Mid Cap Value Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's ("S&P") Mid Cap 400 Index (the "Index"). Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market.
For the year ended December 31, 1998, the Portfolio had a total return of 15.85% compared to 19.12% for the Index. For the period from inception on January 2, 1997 to December 31, 1998, the Portfolio had an average annual total return of 27.86% compared to 26.45% for the Index.
For the three months ended December 31, 1998, the Portfolio had a total return of 22.12% compared to 28.19% for the Index. Mid cap stocks traded substantially higher in the fourth quarter ignited by a series of Federal Reserve interest rate cuts and a stabilization of worldwide financial markets. Meanwhile, internet stocks continued to defy historical valuation metrics. America Online moved into the S&P 500 at the start of 1999, after adding a full 6% to the performance of the S&P Mid Cap 400 Index. America Online's market value was over $70 billion at year end, surpassing the value of companies like Hewlett Packard, Compaq, Ford Motor, Mobil and Disney. If the Federal Reserve continues to add liquidity, the market may go higher regardless of valuation. The down side

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                            MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                              INVESTMENT OVERVIEW   (CONT.)

risk for all stocks remains an ever tightening labor market and the eventual return of commodity inflation. There is an old saying that nothing cures low oil prices like low oil prices. Ultimately, lower prices limit supply and supply shortages lead to higher prices. Cash levels remain slightly above normal but well below ten percent.

Sector and stock selection added to the Portfolio's performance for basic materials and health care. The largest drags on the performance of the Portfolio were stock selections in technology and financial services and cash. We have slightly reduced our underweighted positions in two commodity sectors--energy and basic materials. Energy stocks are bottoming while steel stocks' fundamentals are improving. We are adding to our technology weighting with stocks that provide data and telecommunications infrastructure, while maintaining overweight positions in financial and consumer services. As value investors we continue to search for companies with low valuations and better than average growth prospects.

Individual stocks that added to performance included, Acclaim Entertainment (92%), Suiza Foods (63%), Novell (48%) and Martin Marietta Materials (44%). Underperforming stocks included Cabletron (-26%), Interstate Bakeries (-15%) and Lear (-12%).

Mid Cap stocks outperformed large cap stocks in the fourth quarter, modestly reducing the valuation gap. Nonetheless, Mid Cap stocks represent an excellent value compared to large cap stocks.

January 1999

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                            MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1998

                                                                VALUE
 SHARES                                                         (000)
---------------------------------------------------------------------

COMMON STOCKS (91.2%)
  BASIC MATERIALS (6.3%)
    AGRICULTURAL PRODUCTS (0.0%)
     100   Universal Corp...................................  $     4
                                                              -------
  CHEMICALS (1.3%)
   1,300   IMC Global, Inc..................................       28
  16,600   Solutia, Inc.....................................      371
                                                              -------
                                                                  399
                                                              -------
  CHEMICALS (SPECIALTY) (0.4%)
   1,100   M.A. Hanna Co....................................       14
   5,900   Witco Corp.......................................       94
                                                              -------
                                                                  108
                                                              -------
  CONSTRUCTION (CEMENT & AGGREGATES) (3.8%)
   2,700   Martin Marietta Materials, Inc...................      168
  16,300   Southdown, Inc...................................      964
     500   Vulcan Materials Co..............................       66
                                                              -------
                                                                1,198
                                                              -------
  IRON & STEEL (0.6%)
   8,000   AK Steel Holding Corp............................      188
     300   National Steel Corp, Class B.....................        2
                                                              -------
                                                                  190
                                                              -------
  PAPER & FOREST (0.2%)
   3,200   Georgia-Pacific Corp. (Timber Group).............       76
                                                              -------
TOTAL BASIC MATERIALS.......................................    1,975
                                                              -------
CAPITAL GOODS (1.7%)
  AEROSPACE/DEFENSE (0.3%)
   1,500   Precision Castparts Corp.........................       67
  (a)600   Triumph Group, Inc...............................       19
                                                              -------
                                                                   86
                                                              -------
  MACHINERY (DIVERSIFIED) (0.1%)
   1,400   Case Corp........................................       30
                                                              -------
  MANUFACTURING (DIVERSIFIED) (0.3%)
   2,300   Trinity Industries, Inc..........................       89
                                                              -------
  MANUFACTURING (SPECIALIZED) (0.0%)
  (a)200   SPS Technologies, Inc............................       11
                                                              -------
  METAL FABRICATORS (0.3%)
(a)3,600   Tower Automotive, Inc............................       90
                                                              -------
  OFFICE EQUIPMENT & SUPPLIES (0.7%)
   8,100   Miller (Herman), Inc.............................      218
                                                              -------
TOTAL CAPITAL GOODS.........................................      524
                                                              -------
COMMUNICATION SERVICES (2.2%)
  TELECOMMUNICATIONS (CELLULAR/WIRELESS) (0.2%)
   1,900   Comsat Corp......................................       68
                                                              -------
  TELEPHONE (2.0%)
   9,400   Century Telephone Enterprises, Inc...............      635
                                                              -------
TOTAL COMMUNICATION SERVICES................................      703
                                                              -------
                                                                VALUE
 SHARES                                                         (000)
---------------------------------------------------------------------
CONSUMER CYCLICALS(10.2%)
  AUTO PARTS & EQUIPMENT(2.2%)
   2,200   Arvin Industries, Inc............................  $    92
   1,100   Dana Corp........................................       45
   2,300   Federal-Mogul Corp...............................      137
(a)9,900   Lear Corp........................................      381
   1,900   Meritor Automotive, Inc..........................       40
                                                              -------
                                                                  695
                                                              -------
  BUILDING MATERIALS(0.1%)
     600   Armstrong World Industries, Inc..................       36
                                                              -------
  CONSUMER (JEWELRY, NOVELTIES & GIFTS) (0.1%)
   1,700   Russ Berrie & Co., Inc...........................       40
                                                              -------
  DISTRUBUTORS (DURABLES) (0.1%)
  (a)900   Aviation Sales Co................................       36
                                                              -------
  LEISURE TIME PRODUCTS (0.4%)
(a)9,200   Acclaim Entertainment, Inc.......................      113
                                                              -------
  LODGING--HOTELS(0.2%)
(a)2,100   Promus Hotel Corp................................       68
                                                              -------
  PUBLISHING (NEWSPAPERS) (0.7%)
(a)2,100   Journal Register Co..............................       32
     300   Washington Post Co., Class B.....................      173
                                                              -------
                                                                  205
                                                              -------
  RETAIL (DISCOUNTERS)(1.3%)
(a)1,100   Dress Barn (The), Inc............................       17
   5,200   Family Dollar Stores, Inc........................      114
   6,700   Ross Stores, Inc.................................      264
                                                              -------
                                                                  395
                                                              -------
  RETAIL (GENERAL MERCHANDISE) (0.9%)
(a)6,100   BJ's Wholesale Club, Inc.........................      282
                                                              -------
  RETAIL (SPECIALTY) (1.2%)
(a)2,700   Ann Taylor Stores, Inc...........................      107
   9,600   TJX Cos., Inc....................................      278
                                                              -------
                                                                  385
                                                              -------
  RETAIL (SPECIALTY/APPAREL)(0.4%)
(a)3,700   Office Depot, Inc................................      137
                                                              -------
  RETAILS (COMPUTERS & ELECTRONICS) (0.3%)
(a)2,100   Technical Data Corp..............................       84
                                                              -------
  SERVICES (ADVERTISING/MARKETING) (0.2%)
(a)1,600   ACNielsen Corp...................................       45
                                                              -------
  SERVICES (COMMERCIAL & CONSUMER) (1.7%)
(a)8,100   Modis Professional Services, Inc.................      117
(a)3,700   Romac International, Inc.........................       82
   2,700   Viad Corp........................................       82
   4,000   Waste Management, Inc............................      187
(a)4,000   Weatherford International, Inc...................       78
                                                              -------
                                                                  546
                                                              -------
  TEXTILES (APPAREL)(0.4%)
(a)5,700   Jones Apparel Group, Inc.........................      126
                                                              -------
TOTAL CONSUMER CYCLICALS....................................    3,193
                                                              -------

    The accompanying notes are an integral part of the financial statements.

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                            MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS   (CONT.)
                               DECEMBER 31, 1998

                                                                VALUE
 SHARES                                                         (000)
---------------------------------------------------------------------
CONSUMER STAPLES (14.8%)
  DISTRIBUTORS (FOOD & HEALTH) (0.9%)
   3,500   McKesson Corp....................................  $   277
                                                              -------
  FOODS (6.0%)
   1,100   Dean Foods Co....................................       45
   8,000   Earthgrains Co. (The)............................      247
(a)27,000  Fresh Del Monte Produce, Inc.....................      586
   8,400   Interstate Bakeries Corp.........................      222
   8,700   Michael Foods, Inc...............................      261
   2,600   Quaker Oats Co. (The)............................      155
(a)5,400   Suiza Foods Corp.................................      275
   5,100   Tyson Foods, Inc., Class A.......................      108
                                                              -------
                                                                1,899
                                                              -------
  HOUSEHOLD PRODUCTS (NON-DURABLES) (0.3%)
   2,800   Dial Corp........................................       81
                                                              -------
  HOUSEWARES (0.3%)
   2,600   Newell Co........................................      107
                                                              -------
  RETAIL (DRUG STORES) (1.2%)
   5,558   CVS Corp.........................................      306
   1,600   Rite Aid Corp....................................       79
                                                              -------
                                                                  385
                                                              -------
  RETAIL (FOOD CHAINS) (2.3%)
   2,600   Albertson's, Inc.................................      166
(a)9,000   Kroger Co........................................      544
                                                              -------
                                                                  710
                                                              -------
  SERVICES (EMPLOYMENT) (1.5%)
  (a)600   CDI Corp.........................................       12
(a)16,300  Interim Services, Inc............................      381
   7,800   Loewen Group, Inc................................       66
                                                              -------
                                                                  459
                                                              -------
  SPECIALTY PRINTING (2.3%)
(a)13,800  Valassis Communications, Inc.....................      712
                                                              -------
TOTAL CONSUMER STAPLES......................................    4,630
                                                              -------
ENERGY (0.8%)
  OIL & GAS (DRILLING) (0.6%)
  (a)100   Global Industries Ltd............................        1
(a)4,900   Nabors Industries, Inc...........................       66
     800   Santa Fe International Corp......................       12
(a)2,600   Smith International, Inc.........................       65
   1,700   Transocean Offshore, Inc.........................       46
                                                              -------
                                                                  190
                                                              -------
  OIL & GAS (EXPLORATION & DRILLING) (0.2%)
     800   Burlington Resources, Inc........................       28
(a)6,960   Ocean Energy, Inc................................       44
                                                              -------
                                                                   72
                                                              -------
TOTAL ENERGY................................................      262
                                                              -------
                                                                VALUE
 SHARES                                                         (000)
---------------------------------------------------------------------
FINANCIAL(20.0%)
  BANKS (MAJOR REGIONAL)(2.5%)
   4,300   Comerica, Inc....................................  $   293
   5,700   First American Corp. of Tennessee................      253
   4,300   PNC Bank Corp....................................      233
                                                              -------
                                                                  779
                                                              -------
  BANKS (REGIONAL)(4.5%)
   1,400   City National Corp...............................       58
   1,800   Community First Bankshares, Inc..................       38
   2,500   Crestar Financial Corp...........................      180
   3,800   First Tennessee National Corp....................      145
   5,900   Mercantile Bankshares Corp.......................      227
   1,400   National Commerce Bancorp........................       27
   4,000   North Fork Bancorp., Inc.........................       96
   6,100   Regions Financial Corp...........................      246
  10,400   Southtrust Corp..................................      384
     500   Wilmington Trust Corp............................       31
                                                              -------
                                                                1,432
                                                              -------
  CONSUMER FINANCE(1.3%)
     900   Capital One Financial Corp.......................      103
   2,800   CIT Group, Inc., Class A.........................       89
   7,000   Heller Financial, Inc............................      206
                                                              -------
                                                                  398
                                                              -------
  FINANCIAL (DIVERSIFIED)(1.4%)
   1,300   Ambac Financial Group, Inc.......................       78
(a)5,300   Brinker International, Inc.......................      153
   9,200   Crescent Real Estate Equities Co.................      212
                                                              -------
                                                                  443
                                                              -------
  INSURANCE (LIFE & HEALTH)(0.4%)
   1,300   ReliaStar Financial Corp.........................       60
(a)5,700   Scottish Annuity & Life Holdings Ltd.............       78
                                                              -------
                                                                  138
                                                              -------
  INSURANCE (MULTI-LINE)(0.9%)
   4,300   Aflac, Inc.......................................      189
   1,800   Nationwide Financial Services, Inc., Class A.....       93
                                                              -------
                                                                  282
                                                              -------
  INSURANCE (PROPERTY - CASUALTY)(3.0%)
  12,400   Allmerica Financial Corp.........................      718
     600   EXEL Ltd., Class A...............................       45
   3,950   Old Republic International Corp..................       89
   2,600   Travelers Property Casualty Corp., Class A.......       80
                                                              -------
                                                                  932
                                                              -------
  INVESTMENT BANKING & BROKERAGE(2.3%)
  11,400   Bear Stearns Co., Inc............................      426
  (a)900   Hambrecht & Quist Group..........................       21
     200   Investors Financial Services Corp................       12
   2,300   Lehman Brothers Holdings, Inc....................      101
   4,200   Paine Webber Group, Inc..........................      162
                                                              -------
                                                                  722
                                                              -------

    The accompanying notes are an integral part of the financial statements.

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                            MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS   (CONT.)
                               DECEMBER 31, 1998

                                                                VALUE
 SHARES                                                         (000)
---------------------------------------------------------------------
  INVESTMENT MANAGEMENT(2.7%)
   5,200   Price (T. Rowe) Associates, Inc..................  $   178
   7,300   S & P 400 Mid-Cap................................      531
   5,800   Waddell & Reed Financial, Inc....................      138
                                                              -------
                                                                  847
                                                              -------
  SAVINGS & LOANS(1.0%)
   2,000   Dime Bancorp, Inc................................       53
   7,400   Greenpoint Financial Corp........................      260
                                                              -------
                                                                  313
                                                              -------
TOTAL FINANCIAL.............................................    6,286
                                                              -------
HEALTH CARE (8.1%)
  HEALTH CARE (DIVERSIFIED) (0.4%)
   2,900   Teva Pharmaceutical Industries Ltd. ADR..........      118
                                                              -------
  HEALTH CARE (DRUGS - GENERIC & OTHERS)(2.8%)
   4,100   Alpharma, Inc., Class A..........................      145
  15,800   Mylan Laboratories, Inc..........................      498
(a)3,900   Watson Pharmaceuticals, Inc......................      245
                                                              -------
                                                                  888
                                                              -------
  HEALTH CARE (HOSPITAL MANAGEMENT)(0.7%)
(a)9,400   Health Management Associates, Inc., Class A......      203
                                                              -------
  HEALTH CARE (LONG-TERM CARE)(0.6%)
(a)12,200  HEALTHSOUTH Rehabilitation Corp..................      188
                                                              -------
  HEALTH CARE (MANAGED CARE)(0.9%)
(a)7,900   Trigon Healthcare, Inc...........................      295
                                                              -------
  HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)(0.8%)
(a)8,900   Sybron International Corp........................      242
                                                              -------
  HEALTH CARE (SPECIALIZED SERVICES)(1.9%)
(a)14,700  Lincare Holdings, Inc............................      596
                                                              -------
TOTAL HEALTH CARE...........................................    2,530
                                                              -------
TECHNOLOGY(19.3%)
  COMMUNICATION EQUIPMENT(1.3%)
(a)8,100   ADC Telecommunications, Inc......................      282
(a)2,700   BioChem Pharmaceutical, Inc......................       77
   1,300   ECI Telecommunications Ltd.......................       46
                                                              -------
                                                                  405
                                                              -------
  COMPUTERS (HARDWARE)(0.2%)
(a)1,500   NCR Corp.........................................       63
                                                              -------
  COMPUTERS (NETWORKING)(3.8%)
(a)17,800  3Com Corp........................................      798
(a)27,500  Cabletron Systems................................      230
(a)3,100   Infoseek Corp....................................      153
                                                              -------
                                                                1,181
                                                              -------
  COMPUTERS (PERIPHERALS)(3.7%)
(a)1,800   Lexmark International Group, Inc.................      181
(a)31,000  Seagate Technology, Inc..........................      938
(a)1,200   Storage Technology Corp..........................       42
                                                              -------
                                                                1,161
                                                              -------
  COMPUTERS (SOFTWARE & SERVICES)(6.3%)
   1,600   America Online, Inc..............................      256
(a)13,800  Cadence Design Systems, Inc......................      411
                                                                VALUE
 SHARES                                                         (000)
---------------------------------------------------------------------
(a)3,200   Electronic Arts, Inc.............................  $   180
   5,900   HBO & Co.........................................      169
(a)23,700  Informix Corp....................................      233
(a)3,100   Network Associates, Inc..........................      206
(a)14,200  Sterling Software, Inc...........................      384
(a)3,500   Sybase, Inc......................................       26
(a)5,800   Symantec Corp....................................      126
                                                              -------
                                                                1,991
                                                              -------
  ELECTRONICS (INSTRUMENTATION)(0.1%)
     800   Tektronix, Inc...................................       24
                                                              -------
  ELECTRONICS (SEMICONDUCTORS)(1.7%)
(a)3,300   Analog Devices, Inc..............................      104
   2,100   Linear Technology Corp...........................      188
(a)3,800   Xilinx, Inc......................................      247
                                                              -------
                                                                  539
                                                              -------
  SERVICES (DATA PROCESSING)(2.2%)
(a)3,600   Cambridge Technology Partners, Inc...............       80
(a)2,900   Computer Horizons Corp...........................       77
   5,300   First Data Corp..................................      168
(a)7,100   Fiserv, Inc......................................      365
                                                              -------
                                                                  690
                                                              -------
TOTAL TECHNOLOGY............................................    6,054
                                                              -------
TRANSPORTATION(1.5%)
  AIR FREIGHT(0.9%)
     600   Airborne Freight Corp............................       22
   6,800   CNF Transportation, Inc..........................      255
                                                              -------
                                                                  277
                                                              -------
  AIRLINES(0.4%)
  (a)900   Continental Airlines, Class B....................       30
   2,400   Southwest Airlines Co............................       54
(a)1,000   U.S. Airways Group, Inc..........................       52
                                                              -------
                                                                  136
                                                              -------
  RAILROADS(0.1%)
     600   Canadian National Railway Co.....................       31
                                                              -------
  TRUCKERS(0.1%)
   2,300   Teekay Shipping Corp.............................       43
                                                              -------
TOTAL TRANSPORTATION........................................      487
                                                              -------
UTILITIES(6.3%)
  ELECTRIC COMPANIES(5.2%)
   3,600   Allegheny Energy, Inc............................      124
   1,350   Black Hills Corp.................................       36
   1,300   CMS Energy Corp..................................       63
   2,300   Energy East Corp.................................      130
   2,900   Florida Progress Corp............................      130
   2,900   Illinova Corp....................................       73
   1,200   IPALCO Enterprises, Inc..........................       67
   4,000   Kansas City Power & Light........................      118
   4,000   LG&E Energy Corp.................................      113
   1,400   Montana Power Co.................................       79
   2,400   New Century Energies, Inc........................      117
   1,400   NIPSCO Industries, Inc...........................       43
   2,200   Pinnacle West Capital Corp.......................       93

    The accompanying notes are an integral part of the financial statements.

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                            MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS   (CONT.)
                               DECEMBER 31, 1998

                                                                VALUE
 SHARES                                                         (000)
---------------------------------------------------------------------

  ELECTRIC COMPANIES (CONT.)

   2,800   Public Service Enterprise Group, Inc.............  $   112
   7,200   Texas Utilities Co...............................      336
                                                              -------
                                                                1,634
                                                              -------
  NATURAL GAS(1.1%)
   5,800   Columbia Energy Group............................      335
                                                              -------
TOTAL UTILITIES.............................................    1,969
                                                              -------
TOTAL COMMON STOCKS (COST $25,427)..........................   28,613
                                                              -------

 NO. OF
WARRANTS
--------

WARRANTS(0.0%)
  FINANCIAL(0.0%)
  SAVINGS & LOANS(0.0%)
(a)3,000   Golden State Bancorp, Inc., expiring 1/1/01 (COST
             $15)...........................................       14
                                                              -------

  FACE
 AMOUNT
 (000)
--------

SHORT-TERM INVESTMENT(10.6%)
  REPURCHASE AGREEMENT(10.6%)
  $3,323   Chase Securities, Inc. 4.45%, dated 12/31/98, due
             1/4/99, to be repurchased at $3,325,
             collateralized by U.S. Treasury Bonds, 10.375%
             due 11/15/12, valued at $3,358 (COST $3,323)...    3,323
                                                              -------
TOTAL INVESTMENTS (101.8%) (COST $28,765)...................   31,950
                                                              -------

                                                           VALUE
                                                           (000)
----------------------------------------------------------------

OTHER ASSETS (5.2%)
  Cash.......................................  $     1
  Receivable for Investments Sold............    1,476
  Receivable for Portfolio Shares Sold.......      123
  Dividends Receivable.......................       27
  Due from Adviser...........................        9
  Other Assets...............................        1
                                               -------
                                                        $  1,637
LIABILITIES (-7.0%)
  Payable for Investments Purchased..........   (2,165)
  Professional Fees Payable..................      (14)
  Custodian Fees Payable.....................       (8)
  Administrative Fees Payable................       (7)
  Payable for Portfolio Shares Redeemed......       (1)
  Other Liabilities..........................      (11)   (2,206)
                                               -------  --------
NET ASSETS (100%).....................................  $ 31,381
                                                        --------
                                                        --------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
Applicable to 2,103,168 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)..............  $  14.92
                                                        --------
                                                        --------
NET ASSETS CONSIST OF:
Paid in Capital.......................................  $ 27,645
Accumulated Net Realized Gain.........................       551
Unrealized Appreciation on Investments................     3,185
                                                        --------
NET ASSETS............................................  $ 31,381
                                                        --------
                                                        --------

---------------

(a)   --  Non-income producing security
ADR   --  American Depositary Receipt

---------------

At December 31, 1998, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

                                                NET
  COST     APPRECIATION   (DEPRECIATION)   APPRECIATION
  (000)        (000)           (000)           (000)
---------  -------------  ---------------  -------------
$  29,266    $   3,556       $    (872)      $   2,684

For the year ended December 31, 1998, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $53,698,000 and $39,551,000, respectively. There were no purchases and sales of U.S. Government securities for the year ended December 31, 1998.

    The accompanying notes are an integral part of the financial statements.

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                            MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS

                                                                            YEAR ENDED
                                                                     DECEMBER 31, 1998
                                                                                 (000)
--------------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends                                                                $   177
  Interest                                                                     104
                                                                            ------
    Total Income                                                               281
                                                                            ------
EXPENSES:
  Investment Advisory Fees                                                     143
  Less: Fees Waived                                                            (99)
                                                                            ------
  Net Investment Advisory Fees                                                  44
  Administrative Fees                                                           57
  Shareholder Reports                                                           36
  Professional Fees                                                             30
  Custodian Fees                                                                25
  Directors' Fees and Expenses                                                   4
  Other                                                                          5
                                                                            ------
    Net Expenses                                                               201
                                                                            ------
Net Investment Income                                                           80
                                                                            ------
NET REALIZED GAIN ON:
  Investments Sold                                                           1,141
                                                                            ------
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                                2,157
                                                                            ------
Net Realized Gain and Change in Unrealized
  Appreciation/Depreciation                                                  3,298
                                                                            ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 3,378
                                                                            ------
                                                                            ------

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                           PERIOD FROM
                                                YEAR ENDED            JANUARY 2, 1997*
                                         DECEMBER 31, 1998        TO DECEMBER 31, 1997
                                                     (000)                       (000)
--------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                        $    80                     $    13
  Net Realized Gain                              1,141                         778
  Change in Unrealized
    Appreciation/Depreciation                    2,157                       1,028
                                               -------                     -------
  Net Increase in Net Assets
    Resulting from Operations                    3,378                       1,819
                                               -------                     -------
DISTRIBUTIONS:
  Net Investment Income                            (70)                        (12)
  Net Realized Gain                               (779)                       (600)
                                               -------                     -------
  Total Distributions                             (849)                       (612)
                                               -------                     -------
CAPITAL SHARE TRANSACTIONS (1):
 Subscribed                                     23,813                       9,968
 Distributions Reinvested                          849                         388
 Redeemed                                       (7,271)                       (102)
                                               -------                     -------
 Net Increase in Net Assets Resulting
   from Capital Share Transactions              17,391                      10,254
                                               -------                     -------
 Total Increase in Net Assets                   19,920                      11,461
NET ASSETS:
  Beginning of Period                           11,461                          --
                                               -------                     -------
  End of Period (Including
    undistributed net investment
    income of $0 and $1,
    respectively)                              $31,381                     $11,461
                                               -------                     -------
                                               -------                     -------
--------------------------------------------------------------------------------------
(1) Capital Share Transactions:
      Shares Subscribed                          1,700                         838
      Shares Issued on Distributions
       Reinvested                                   60                          30
      Shares Redeemed                             (518)                         (7)
                                               -------                     -------
    Net Increase in Capital Shares
     Outstanding                                 1,242                         861
                                               -------                     -------
                                               -------                     -------
--------------------------------------------------------------------------------------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                            MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

                                                                         PERIOD FROM
                                                YEAR ENDED          JANUARY 2, 1997*
SELECTED PER SHARE DATA AND RATIOS       DECEMBER 31, 1998      TO DECEMBER 31, 1997
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 13.32                   $ 10.00
                                               -------                   -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                           0.04                      0.02
  Net Realized and Unrealized Gain                2.04                      4.05
                                               -------                   -------
  Total From Investment Operations                2.08                      4.07
                                               -------                   -------
DISTRIBUTIONS
  Net Investment Income                          (0.03)                    (0.02)
  Net Realized Gain                              (0.45)                    (0.73)
                                               -------                   -------
  Total Distributions                            (0.48)                    (0.75)
                                               -------                   -------
NET ASSET VALUE, END OF PERIOD                 $ 14.92                   $ 13.32
                                               -------                   -------
                                               -------                   -------
TOTAL RETURN                                     15.85%                    40.93%
                                               -------                   -------
                                               -------                   -------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)              $31,381                   $11,461
Ratio of Expenses to Average Net
  Assets                                          1.05%                     1.05%**
Ratio of Net Investment Income to
  Average Net Assets                              0.42%                     0.19%**
Portfolio Turnover Rate                            228%                      141%
------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period:
  Per Share Benefit to Net Investment
    Income                                     $  0.05                   $  0.08
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                  1.57%                     2.13%**
  Net Investment Loss to Average Net
    Assets                                       (0.10)%                   (0.89)%**

--------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized

    The accompanying notes are an integral part of the financial statements.

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

--------------------------------------------------------------------------------

Morgan Stanley Universal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Effective January 6, 1999, the Fund's name changed to the Morgan Stanley Dean Witter Universal Funds, Inc. As of December 31, 1998, the Fund was comprised of eleven separate active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). An additional Portfolio, the Money Market Portfolio, commenced operations on January 5, 1999.

The accompanying financial statements relate to the Mid Cap Value Portfolio. Please refer to the Investment Overview for the Portfolio's investment objectives.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date, for which market quotations are readily available, are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

3. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                               DECEMBER 31, 1998

--------------------------------------------------------------------------------

portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities are identified as fair valued in the Statement of Net Assets.

The investment techniques of the Fund described in the following notes (5-11) are applicable to certain, but not all, of the Portfolios of the Fund.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: Certain Portfolios may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, a Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When a Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities or designates such assets as segregated on the custodian's records for the Portfolio's regular custody account. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7. LOAN AGREEMENTS: Certain Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders") deemed to be creditworthy by the investment adviser. A Portfolio's investments in Loans may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties. A Portfolio's investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. A Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. A Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When a Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                               DECEMBER 31, 1998

--------------------------------------------------------------------------------

8. SHORT SALES: Certain Portfolios may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will either designate on the custodian records in its regular custody account or place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold and
(2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchased securities cannot exceed the total amount invested.

9. FUTURES: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

10. SWAP AGREEMENTS: Certain Portfolios may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. The following summarizes swaps which may be entered into by the Portfolios.

INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market- linked return based on a notional amount. To the extent the total return of the security, instruments or basket of instruments underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the Statement of Operations. Realized gains or losses on maturity or termination of interest and total return swaps are presented in the Statement of Operations.

Because there is no organized market for these swap agreements, the value of open swaps reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the date of default.

11. PURCHASED AND WRITTEN OPTIONS: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                               DECEMBER 31, 1998

--------------------------------------------------------------------------------

should the market price of the underlying security increase. By writing a covered put option, a Portfolio, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security below the exercise price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. A Portfolio may purchase call options to protect against an increase in the price of the security or financial instruments it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instruments or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

12. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

The amount and character of income and capital gain distributions to be paid by Portfolios of the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for the character and timing of the recognition of gains or losses on securities and foreign currency exchange contracts, the timing of the deductibility of certain foreign taxes and dividends received from real estate investment trusts.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax differences, if any, are not included in ending undistributed (distributions in excess of) net investment income/accumulated net investment loss for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

B. ADVISER: Miller Anderson & Sherrerd, LLP ("MAS"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                      FROM            MORE
     FIRST        $500 MILLION        THAN
 $500 MILLION     TO $1 BILLION    $1 BILLION
---------------  ---------------  -------------
       0.75%            0.70%           0.65%

MAS has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05%.

C. ADMINISTRATOR: Morgan Stanley Dean Witter Investment Management Inc. (the "Administrator"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank ("Chase"), CGFSC provides certain administrative services to the Fund. For such services, the Administrator pays CGFSC a portion of the fee the Administrator receives from the Fund. Certain employees of CGFSC are officers of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. CUSTODIAN: The Chase Manhattan Bank and its affiliates serve as custodian for the Fund. The Fund's assets held outside the United States have been held by Morgan Stanley Trust Company ("MSTC"), which was an affiliate of the Adviser prior to October 1, 1998. On October 1, 1998, MSTC was acquired by the Chase Manhattan Bank. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses.

E. OTHER: At December 31, 1998, the net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. Changes in foreign currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

From time to time, a Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Morgan Stanley Dean Witter Universal Funds, Inc.
(formerly Morgan Stanley Universal Funds, Inc.)--
Mid Cap Value Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Universal Funds, Inc.--Mid Cap Value Portfolio (hereafter referred to as the "Fund") at December 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period January 2, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 8, 1999

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                      FEDERAL TAX INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

For the year ended December 31, 1998, the percentage of distributions taxable as ordinary income for the Portfolio, as reported on Form 1099-DIV, that qualify for the dividends received deduction for corporations is 9.3%.

For the year ended December 31, 1998, the Portfolio has designated a 20% long-term capital gain of approximately $238,000.

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.

--------------------------------------------------------------------------------

DIRECTORS

Barton M. Biggs
CHAIRMAN OF THE BOARD
 Chairman and Director, Morgan Stanley Dean Witter Investment
 Management Inc. and Morgan Stanley Dean Witter Investment
 Management Limited; Managing Director, Morgan Stanley & Co.
 Incorporated

Michael F. Klein
DIRECTOR AND PRESIDENT
 Principal, Morgan Stanley Dean Witter Investment Management
 Inc. and Morgan Stanley & Co. Incorporated

John D. Barrett II
Chairman and Director,
Barrett Associates, Inc.

Gerard E. Jones
Partner, Richards & O'Neil LLP

Andrew McNally IV
River Road Partners

Samuel T. Reeves
Chairman of the Board and CEO,
Pinacle L.L.C.

Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Plastics Corporation

Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin & Boehm, P.C.

INVESTMENT ADVISERS AND ADMINISTRATORS

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Miller Anderson & Sherrerd, LLP
One Tower Bridge
West Conshohocken, PA 19428-2899

DISTRIBUTOR

Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, NY 10020

CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

OFFICERS

Stefanie V. Chang

VICE PRESIDENT

James A. Gallo

VICE PRESIDENT

Harold J. Schaaff, Jr.

VICE PRESIDENT

Joseph P. Stadler

VICE PRESIDENT

Lorraine Truten

VICE PRESIDENT

Valerie Y. Lewis

SECRETARY

Joanna M. Haigney

TREASURER

Belinda A. Brady

ASSISTANT TREASURER

Karl O. Hartmann

ASSISTANT SECRETARY

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------------------------------

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF THE MORGAN STANLEY UNIVERSAL FUNDS, INC. WHICH DESCRIBES IN DETAIL EACH INVESTMENT PORTFOLIO'S INVESTMENT POLICIES, FEES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.